Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities
Net loss	$ (157,279)	$ (11,351)
Adjustments for non-cash items:
Depreciation and amortization	206,136	208,006
Unrealized foreign exchange (gain) / loss	(10,677)	7,139
Deferred tax expense / (benefit)	82,487	(17,751)
Interest expense, net	9,217	(1,662)
Share-based compensation	24,811	35,015
Other income, net	(169)	(6,939)
Impairment expense on goodwill and other assets	1,295	795
Allowance for credit losses and other	31,766	28,841
(Gain) / loss on disposal of subsidiary and other assets, net	(254)	508
Non-cash lease expense	6,991	6,718
Movements in working capital:
Accounts receivable, net	(20,642)	(42,214)
Prepaid expenses and other current assets	(3,893)	(7,635)
Accounts payable and other liabilities	(17,037)	(7,769)
Income tax payable / receivable	8,492	3,208
Net cash flows provided by operating activities	161,244	194,909
Cash flows in investing activities
Purchase of property, plant & equipment	(9,461)	(11,434)
Purchase of merchant portfolios	(15,223)	(7,224)
Other intangible asset expenditures	(72,139)	(68,409)
Disposal of subsidiary	1,948	0
Cash inflow from merchant reserves	15,927	6,510
Cash outflow from merchant reserves	(26,373)	0
Receipts under derivative financial instruments	3,617	7,234
Other investing activities	164	1,958
Net cash flows used in investing activities	(101,540)	(71,365)
Cash flows from financing activities
Repurchases of shares withheld for taxes	(9,938)	(6,641)
Proceeds from employee share purchase plan	938	159
Purchase of treasury shares	(49,998)	(25,000)
Settlement funds - merchants and customers, net	(208,467)	(220,123)
Repurchases of borrowings	0	(80,253)
Proceeds from loans and borrowings	82,811	159,291
Repayment of loans and borrowings	(98,678)	(124,916)
Payment of debt issuance costs	0	(491)
Proceeds under line of credit	641,000	650,000
Repayments under line of credit	(636,000)	(675,000)
Contingent consideration paid	(7,319)	(8,949)
Other financing activities	300	0
Net cash flows used in financing activities	(285,351)	(331,923)
Effect of foreign exchange rate changes	113,007	4,189
Decrease in cash and cash equivalents, including customer accounts and other restricted cash during the period	(112,640)	(204,190)
Cash and cash equivalents, including customer accounts and other restricted cash at beginning of the period	1,298,579	1,498,269
Cash and cash equivalents at end of the period, including customer accounts and other restricted cash	1,185,939	1,294,079
Supplemental cash flow disclosures:
Cash paid for interest	93,146	109,308
Cash paid for income taxes, net	27,311	24,101
Cash and cash equivalents	248,557	241,381
Customer accounts and other restricted cash	937,382	1,052,698
Total cash and cash equivalents, including customer accounts and other restricted cash	$ 1,185,939	$ 1,294,079